Note 5 - Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Summary of Loans Receivable [Table Text Block]
(Dollars in thousands)	2020	2019
Residential real estate loans:
Single family conventional	$134,390	119,805
Single family government guaranteed	633	259
	135,023	120,064
Commercial real estate:
Construction:
Single family	19,832	23,256
Multi-family	2,316	1,858
Commercial real estate	9,345	6,008
Child care services	3,933	1,455
Churches/community service	8,427	10,156
Fitness/recreation	1,596	1,636
Land developments	13,237	13,167
Lodging	61,823	58,643
Manufacturing	20,833	20,027
Movie theaters	9,619	9,761
Multi-family	41,456	48,663
Nursing home/healthcare	14,488	7,767
Restaurant/bar/cafe	6,383	6,752
Retail/office	93,472	71,730
Warehouse	32,568	32,064
Other	41,376	37,252
	380,704	350,195
Consumer:
Autos	1,937	2,608
Home equity line	21,308	28,004
Home equity	11,549	16,422
Land/lots	3,357	3,358
Recreational vehicles	15,645	17,266
Other - secured	855	1,195
Other - unsecured	740	1,096
	55,391	69,949
Commercial business	82,673	64,227
Total loans	653,791	604,435
Less:
Unamortized discounts	12	15
Net deferred loan fees (costs)	450	(536)
Allowance for loan losses	10,699	8,564
Total loans receivable, net	$642,630	596,392
Commitments to originate or purchase loans	$23,596	38,157
Commitments to deliver loans to secondary market	$24,746	10,098
Weighted average contractual rate of loans in portfolio	4.21%	4.75%

Schedule of Loans and Leases Receivable, Single Family and Multi Family Residential Loans by Location [Table Text Block]
	2020		2019
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Minnesota	$114,575	84.9%	$107,607	89.6%
Wisconsin	15,910	11.8	8,483	7.1
Other states (1)	4,538	3.3	3,974	3.3
Total	$135,023	100.0%	$120,064	100.0%

Schedule of Loans and Leases Receivables Gross Carrying Amount, Commercial Real Estate by Location [Table Text Block]
	2020		2019
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Florida	$4,350	1.1%	$6,520	1.9%
Iowa	6,281	1.7	6,794	1.9
Minnesota	261,598	68.7	244,572	69.8
North Carolina	4,571	1.2	4,624	1.3
Wisconsin	90,112	23.7	73,122	20.9
Other states (1)	13,792	3.6	14,563	4.2
Total	$380,704	100.0%	$350,195	100.0%